Document and Entity Information	12 Months Ended
Dec. 31, 2017 shares
Document And Entity Information
Entity Registrant Name	CEMENTOS PACASMAYO SAA
Entity Central Index Key	0001221029
Document Type	20-F
Trading Symbol	CPAC
Document Period End Date	Dec. 31, 2017
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity a Well-known Seasoned Issuer	No
Entity a Voluntary Filer	No
Entity's Reporting Status Current	Yes
Entity Filer Category	Large Accelerated Filer
Entity Common Stock, Shares Outstanding	423,868,449
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2017